SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Schedule of fair value assets measured on recurring basis

Derivative Asset
(Level 2)

Balance as of December 31, 2024	12

Termination of SWAP, recognized in other comprehensive loss	(12)

Balance at December 31, 2025	$-